Summary of Maturity Profile of the Contractual Cash Flow (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 11,410,326	$ 10,600,080
Loans payable	2,411,430	166,555
Lease liability	168,364	8,609
Total liabilities	19,821,089	16,392,288
Contractual liabilities [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	25,122,245	10,600,080
Loans payable	2,411,430	166,555
Lease liability	349,673	9,614
RSU obligation	133,314	295,747
Derivative liability	987	4,827
Total liabilities	28,017,649	11,076,823
Not later than one year [member] | Contractual liabilities [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	25,122,245	10,600,080
Loans payable	2,402,867	145,866
Lease liability	30,517	4,807
RSU obligation	133,314	295,747
Derivative liability	987
Total liabilities	27,689,930	11,046,500
Later than one year and not later than two years [member] | Contractual liabilities [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Loans payable	8,563	20,689
Lease liability	172,072	4,807
RSU obligation
Derivative liability		4,827
Total liabilities	180,635	30,323
Later than two years | Contractual liabilities [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Loans payable
Lease liability	147,084
RSU obligation
Derivative liability
Total liabilities	$ 147,084